UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Millions	Total	Share capital	Share premium	Capital reserve	Cash flow hedge reserve	Translation differences	Remeasurements	Other reserves	Accumulated deficit	Accumulated deficit and other	Non-controlling interests
Beginning balance at Dec. 31, 2022	$ (73.9)	$ 642.2	$ 0.0	$ 0.0	$ (3.1)	$ 109.8	$ 37.0	$ (10.9)	$ (848.9)	$ (713.0)	$ 0.0
Other comprehensive income:
Translation differences	18.6					18.6				18.6
Remeasurement effects of postemployment benefit plans	(8.2)						(8.2)			(8.2)
Cash flow hedges	20.2				20.2
Income tax related to OCI	(2.0)				(4.0)		2.0			2.0
(Loss) income for the period	(113.9)								(115.6)	(115.6)	1.7
Total comprehensive income/(loss), net of tax	(85.3)				16.2	18.6	(6.2)		(115.6)	(103.2)	1.7
Transactions with owners:
Capital Contribution	164.4			164.4
Initial investment from non-controlling owners	3.6										3.6
Ending balance at Sep. 30, 2023	8.8	642.2	0.0	164.4	13.1	128.4	30.8	(10.9)	(964.5)	(816.2)	5.3
Beginning balance at Dec. 31, 2023	(156.8)	642.2	0.0	227.2	(10.6)	0.6	40.6	(2.7)	(1,057.5)	(1,019.0)	3.4
Other comprehensive income:
Translation differences	128.0					128.0				128.0
Remeasurement effects of postemployment benefit plans	(7.7)						(7.7)			(7.7)
Cash flow hedges	(36.0)				(36.0)
Income tax related to OCI	9.1				7.2		1.9			1.9
(Loss) income for the period	61.3								57.2	57.2	4.1
Total comprehensive income/(loss), net of tax	154.7				(28.8)	128.0	(5.8)		57.2	179.4	4.1
Transactions with owners:
Share-based payments	39.4							39.4		39.4
Income tax related to share-based payments	2.5							2.5		2.5
Elimination of Class A and B shares	(642.2)	(642.2)
Issuance of ordinary shares before IPO	642.2	13.0	629.2
Capital increase - IPO	1,569.7	3.9	1,565.8
IPO related transaction costs	(61.6)		(61.6)
Shares issued for exercise/vesting of share-based payments	2.4		2.4
Contribution of related party debt to equity	2,562.0			2,562.0
Ending balance at Sep. 30, 2024	$ 4,112.3	$ 16.9	$ 2,135.8	$ 2,789.2	$ (39.4)	$ 128.6	$ 34.8	$ 39.2	$ (1,000.3)	$ (797.7)	$ 7.5